Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Base Forecast [Member] | Average Q4 2021 - Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.78	0.78
Base Forecast [Member] | Average Q4 2021 - Q3 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%	8.40%
Real GDP	4.00%	2.40%
Home prices	4.70%	6.00%
Central bank policy interest rate	0.25%	0.25%
Base Forecast [Member] | Average Q4 2021 - Q3 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%	7.80%
Real GDP	4.50%	1.80%
Home prices	10.60%	2.90%
Central bank policy interest rate	0.25%	0.25%
U.S. 10-year treasury yield	1.93%	0.96%
U.S. 10-year BBB spread	1.45%	1.87%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79	0.77
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%	6.10%
Real GDP	2.10%	2.20%
Home prices	1.00%	1.10%
Central bank policy interest rate	1.52%	0.50%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%	4.80%
Real GDP	2.10%	2.40%
Home prices	3.10%	2.90%
Central bank policy interest rate	1.67%	0.50%
U.S. 10-year treasury yield	2.24%	1.82%
U.S. 10-year BBB spread	1.79%	1.80%
Upside Scenario [Member] | Average Q4 2021 - Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79	0.78
Upside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%	7.80%
Real GDP	5.10%	3.20%
Home prices	6.40%	7.40%
Central bank policy interest rate	0.44%	0.25%
Upside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%	7.10%
Real GDP	5.60%	2.30%
Home prices	13.50%	3.40%
Central bank policy interest rate	0.44%	0.25%
U.S. 10-year treasury yield	2.14%	1.39%
U.S. 10-year BBB spread	1.39%	1.77%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.80	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%	5.70%
Real GDP	2.10%	2.80%
Home prices	2.00%	3.10%
Central bank policy interest rate	1.84%	0.64%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.20%	4.10%
Real GDP	2.00%	3.00%
Home prices	3.20%	4.10%
Central bank policy interest rate	2.02%	0.72%
U.S. 10-year treasury yield	2.33%	2.78%
U.S. 10-year BBB spread	1.71%	1.53%
Downside Scenario [Member] | Average Q4 2021 - Q3 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.76	0.76
Downside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.00%	10.20%
Real GDP	(0.10%)	(0.70%)
Home prices	1.00%	(3.50%)
Central bank policy interest rate	0.25%	0.25%
Downside Scenario [Member] | Average Q4 2021 - Q3 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%	9.40%
Real GDP	1.30%	(1.50%)
Home prices	7.40%	(2.40%)
Central bank policy interest rate	0.25%	0.25%
U.S. 10-year treasury yield	1.33%	0.69%
U.S. 10-year BBB spread	1.73%	2.14%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.77	0.77
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%	6.20%
Real GDP	2.50%	2.90%
Home prices	(0.40%)	3.50%
Central bank policy interest rate	0.86%	0.39%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.80%	5.10%
Real GDP	2.40%	3.10%
Home prices	1.90%	4.10%
Central bank policy interest rate	1.02%	0.39%
U.S. 10-year treasury yield	2.06%	1.71%
U.S. 10-year BBB spread	1.79%	1.81%